Cover	Oct. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2021
Entity File Number	001-39418
Entity Registrant Name	1847 GOEDEKER INC.
Entity Central Index Key	0001810140
Entity Tax Identification Number	83-3713938
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3817 Millstone Parkway
Entity Address, City or Town	St. Charles
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63301
City Area Code	888
Local Phone Number	768-1710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GOED
Security Exchange Name	NYSE
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	GOED WS
Security Exchange Name	NYSE